Document and Entity Information	Mar. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 13, 2025
Entity Registrant Name	Entergy Mississippi, LLC
Entity Incorporation State Country Code	TX
Entity File Number	1-31508
Entity Tax Identification Number	83-1950019
Entity Address Address Line 1	308 East Pearl Street
Entity Address City Or Town	Jackson
Entity Address State Or Province	MS
Entity Address Postal Zip Code	39201
City Area Code	601
Local Phone Number	368-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Mortgage Bonds, 4.90% Series due October 2066
Trading Symbol	EMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000066901
Amendment Flag	false